Stock-Based Compensation (Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Granted Date One [Member]
Granted Date	Mar. 25, 2020
Granted Date Two [Member]
Granted Date	May 01, 2020